LEASES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Gross	$ 30,817	$ 27
Interest	1,882	0
Present Value	28,935	27
Less than one year [member]
Statement [Line Items]
Gross	5,067	27
Interest	0	0
Present Value	5,067	27
Between one and five years [member]
Statement [Line Items]
Gross	25,750	0
Interest	1,882	0
Present Value	23,868	0
More than five years [member]
Statement [Line Items]
Gross	0	0
Interest	0	0
Present Value	$ 0	$ 0